2. Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
Accounts Receivable and Allowance for Doubtful Accounts
	September 30, 2015	December 31, 2014

Accounts Receivable	$116,878	$—
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$116,878	$—

Common Stock Equivalents
	September 30, 2015	September 30, 2014

Convertible Debt (Exercise price - $0.25/share)	18,056,932	18,056,932
Stock Warrants (Exercise price - $0.001 - $0.375/share)	9,062,234	9,728,984
Stock Options (Exercise price - $0.375/share)	200,000	200,000
Unvested Restricted Stock - Chief Executive Officer	500,000	—
Total	27,819,166	27,985,916

Quarter One Report [Member]
Accounts Receivable and Allowance for Doubtful Accounts
	March 31, 2015	December 31, 2014
Accounts Receivable	$1,419,247	$—
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$1,419,247	$—

Earnings (Loss) Per Share
	March 31, 2015	March 31, 2014

Convertible Debt (Exercise price - $0.25/share)	18,056,932	8,976,532
Stock Warrants (Exercise price - $0.001 - $0.375/share)	9,728,984	3,672,134
Stock Options (Exercise price - $0.375/share)	200,000	666,750
Unvested Restricted Stock - Chief Executive Officer	750,000	687,500
Total	28,736,916	14,002,916